PROPERTY, PLANT AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment	¥ 56,547,070		¥ 48,935,074
Less: Accumulated depreciation	(14,700,713)		(11,557,978)
Subtotal	41,846,357		37,377,096
Construction in progress	2,954,335		3,890,091
Property, plant and equipment, net	44,800,692		41,267,187		$ 6,137,670
Depreciation of property, plant and equipment	7,544,000	$ 1,033,532	7,856,257	¥ 2,585,018
Receivables related to disposal of certain equipment	944,000		290,000	1,118,000
Gain (loss) on disposition of property plant equipment	(432,000)	$ (59,121)	(107,829)	(248,500)
Property, plant and equipment impairment	1,242,000		640,000	¥ 374,000
Property, plant and equipment pledged as collateral for borrowings	12,483,000		5,250,000
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment	20,391,168		17,195,868
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment	35,143,702		30,438,878
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment	200,709		183,921
Furniture, fixture and office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment	¥ 811,491		¥ 1,116,407